Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Cost of inventories recognised as expense during period	€ 150	€ 69
Inventory provision	6	€ 7
Intelsat Acquisition [Member]
Inventories [Line Items]
Work in progress	€ 164